Earnings/(Loss) Per Share (Details Textual) - shares	1 Months Ended			12 Months Ended
	Jun. 23, 2017	Apr. 24, 2017	Jan. 20, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share (Textual)
Escrow shares				5,333,333
Escrow shares potentially to be released				2,666,667
Common share dividends	210,925	129,872	519,156